Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
5. INVENTORIES
The components of inventories are as follows:

	December 31
	2020	2021
	US$	US$
Finished goods	11,039	39,896
Work in process	55,988	56,146
Raw materials	43,135	67,062

	110,162	163,104

The Company wrote down US$9,085 thousand, US$6,883 thousand and US$5,689 thousand in 2019, 2020
and
2021, respectively, for obsolete or unmarketable
inventory.